Prepaids and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaids And Other Current Assets [Abstract]
Prepaids and Other Current Assets

15. Prepaids and other current assets

The following table presents the other current assets (in USD thousands):

	December 31, 2021	December 31, 2020
Accrued contract revenue	$—	$262
Deferred contract costs	150	18
Research tax credit receivable	—	863
Prepayments	3,943	1,084
VAT receivable	811	300
Government grants receivable	—	66
Other	625	9
Total	$5,529	$2,602